UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21668

Cohen & Steers Dividend Value Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2007

Item 1. Schedule of Investments

COHEN & STEERS DIVIDEND VALUE FUND, INC.

SCHEDULE OF INVESTMENTS

November 30, 2007 (Unaudited)

		Number
		of Shares	Value

COMMON STOCK	94.9%
BASIC MATERIALS	3.8%
Alcoa		24,300	$883,791
Archer-Daniels-Midland Co.		32,600	1,185,010
Dow Chemical Co.		14,200	595,548
Holcim Ltd. (Switzerland)(a)		11,200	1,205,384
Monsanto Co.		11,500	1,142,755
			5,012,488
CONSUMER—CYCLICAL	9.4%
AIRLINES	0.9%
Cathay Pacific Airways Ltd. (ADR) (Hong Kong)		87,100	1,145,365
APPAREL	1.5%
Nike		30,200	1,982,630
LEISURE TIME	0.4%
Carnival Corp.		13,200	595,584
MULTIMEDIA	1.4%
The Walt Disney Co.		54,400	1,803,360
RESTAURANT	1.3%
Yum! Brands		46,000	1,708,900
RETAIL	3.5%
Costco Wholesale Corp.		17,600	1,186,240
Hennes & Mauritz AB (Sweden)(a)		16,200	1,011,605
Nordstrom		33,300	1,116,882
Wal-Mart de Mexico SA de CV (ADR) (Mexico)		33,000	1,188,825
			4,503,552
TOYS/GAMES/HOBBIES	0.4%
Mattel		25,600	511,488
TOTAL CONSUMER—CYCLICAL			12,250,879
CONSUMER—NON-CYCLICAL	12.7%
AGRICULTURE	1.8%
Altria Group		30,600	2,373,336

		Number
		of Shares	Value

BEVERAGE	1.3%
Diageo PLC (ADR) (United Kingdom)		19,200	$1,739,136
COSMETICS/PERSONAL CARE	2.1%
Procter & Gamble Co.		36,700	2,715,800
HEALTHCARE PRODUCTS	3.4%
Johnson & Johnson		29,400	1,991,556
Medtronic		47,200	2,400,120
			4,391,676
PHARMACEUTICAL	4.1%
Abbott Laboratories		46,300	2,662,713
Pfizer		37,700	895,752
Teva Pharmaceutical Industries Ltd. (ADR) (Israel)		40,000	1,785,200
			5,343,665
TOTAL CONSUMER— NON-CYCLICAL			16,563,613
ENERGY	12.1%
OIL & GAS	9.1%
Chevron Corp.		16,600	1,456,982
CNOOC Ltd. (Hong Kong)(a)		525,000	964,194
ConocoPhillips		22,400	1,792,896
Devon Energy Corp.		24,400	2,020,564
Exxon Mobil Corp.		26,500	2,362,740
PetroCanada (Canada)		31,100	1,504,307
Total SA (France)(a)		21,900	1,771,029
			11,872,712
OIL & GAS SERVICES	3.0%
Baker Hughes		17,700	1,420,779
Schlumberger Ltd.		15,600	1,457,820
Transocean(b)		7,468	1,025,349
			3,903,948
TOTAL ENERGY			15,776,660

		Number
		of Shares	Value

FINANCIAL	27.0%
BANK	9.0%
Bank of America Corp.		64,600	$2,979,998
HSBC Holdings PLC (ADR) (United Kingdom)		24,700	2,111,850
US Bancorp		52,700	1,743,843
Wachovia Corp.		39,400	1,694,200
Wells Fargo & Co.		97,900	3,174,897
			11,704,788
DIVERSIFIED FINANCIAL SERVICE	8.1%
BlackRock		8,900	1,765,493
Citigroup		61,500	2,047,950
Freddie Mac		27,500	964,425
JPMorgan Chase & Co.		54,200	2,472,604
Merrill Lynch & Co.		15,500	929,070
Morgan Stanley		22,400	1,180,928
The Blackstone Group LP		53,900	1,185,800
			10,546,270
INSURANCE	9.9%
ACE Ltd.		40,300	2,411,149
Aflac		43,400	2,718,576
Allstate Corp.		40,600	2,075,472
American International Group		41,300	2,400,769
HCC Insurance Holdings		95,100	2,923,374
MGIC Investment Corp.		15,100	355,152
			12,884,492
TOTAL FINANCIAL			35,135,550
INDUSTRIAL	8.8%
AEROSPACE & DEFENSE	4.7%
Boeing Co.		12,600	1,166,004
General Dynamics Corp.		29,900	2,654,522
Lockheed Martin Corp.		21,100	2,335,137
			6,155,663

		Number
		of Shares	Value

AUTO MANUFACTURERS	0.9%
PACCAR		22,800	$1,153,908
DIVERSIFIED MANUFACTURING	1.4%
General Electric Co.		46,500	1,780,485
TRANSPORTATION	1.8%
Norfolk Southern Corp.		4,500	230,445
United Parcel Service		28,200	2,077,776
			2,308,221
TOTAL INDUSTRIAL			11,398,277
REAL ESTATE	3.6%
DIVERSIFIED	0.3%
British Land Co., PLC (United Kingdom)(a)		22,100	417,304
HOTEL	0.4%
Starwood Hotels & Resorts Worldwide		9,700	520,696
INDUSTRIAL	0.5%
ProLogis		9,500	621,490
OFFICE	1.7%
Alexandria Real Estate Equities		8,600	844,778
Corporate Office Properties Trust		20,500	740,460
Hongkong Land Holdings Ltd. (USD) (Singapore)(a)		108,000	539,283
			2,124,521
REGIONAL MALL	0.4%
Simon Property Group		5,600	551,320
SELF STORAGE	0.3%
Public Storage		5,300	409,902
TOTAL REAL ESTATE			4,645,233
TECHNOLOGY	6.2%
COMPUTERS	0.8%
Seagate Technology		42,100	1,085,759
SEMICONDUCTORS	1.6%
Intel Corp.		22,400	584,192

		Number
		of Shares	Value

Microchip Technology		51,600	$1,485,564
			2,069,756
SOFTWARE	2.0%
International Business Machines Corp.		7,700	809,886
Microsoft Corp.		52,700	1,770,720
			2,580,606
TELECOMMUNICATION EQUIPMENT	1.8%
Corning		72,300	1,756,167
Nokia Corp. (ADR) (Finland)		13,200	519,156
			2,275,323
TOTAL TECHNOLOGY			8,011,444
TELECOMMUNICATIONS	5.0%
America Movil SAB de CV (ADR) (Mexico)		13,700	844,742
AT&T		60,200	2,300,242
Carphone Warehouse Group PLC (United Kingdom)(a)		159,800	1,201,578
Verizon Communications		48,700	2,104,327
			6,450,889
UTILITY	6.3%
ELECTRIC—DISTRIBUTION	1.3%
Edison International		31,900	1,785,762
ELECTRIC—INTEGRATED	5.0%
E.ON AG (ADR) (Germany)		25,500	1,726,350
Exelon Corp.		14,400	1,167,408
FPL Group		51,400	3,585,664
			6,479,422
TOTAL UTILITY			8,265,184
TOTAL COMMON STOCK
(Identified cost—$117,089,185)			123,510,217

		Principal
		Amount	Value

COMMERCIAL PAPER	10.5%
AIG Funding, 3.40%, due 12/3/07		$6,000,000	$5,998,866
General Electric Capital Corp., 3.40%, due 12/3/07		6,000,000	5,998,867
San Paolo U.S. Finance Co., 3.40%, due 12/3/07		1,610,000	1,609,696
TOTAL COMMERCIAL PAPER (Identified cost—$13,607,429)			13,607,429

TOTAL INVESTMENTS (Identified cost—$130,696,614)	105.4%		137,117,646

LIABILITIES IN EXCESS OF OTHER ASSETS	(5.4)%		(7,021,976)

NET ASSETS	100.0%		$130,095,670

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the fund.
(a)

Hongkong Land Holdings Ltd., Holcim Ltd., Total SA, Carphone Warehouse Group PLC, British Land Co. PLC, CNOOC Ltd., and Hennes & Mauritz AB have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the fund’s Board of Directors. Aggregate fair valued securities represent 5.5% of net assets.

(b)	Non-income producing security.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange (NYSE) but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Portfolio securities primarily traded on foreign markets are generally valued at the closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.  In particular, portfolio securities primarily traded on foreign markets are generally valued at the closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of trading on the NYSE on the day the securities are being valued, developments occur that are expected to materially affect the value of such securities, such values may be adjusted to reflect the estimated fair value of such securities as of the close of trading on the NYSE using a pricing service and/or procedures approved by the fund’s Board of Directors.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

Note 2. Income Tax Information

As of November 30, 2007, the federal tax cost and net unrealized appreciation were as follows:

Cost for federal income tax purposes	$130,696,614

Gross unrealized appreciation	$11,096,300
Gross unrealized depreciation	(4,675,268)
Net unrealized appreciation	$6,421,032

Item 2. Controls and Procedures

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)           During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)           Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

By:	/s/ Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: January 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
Name: Adam M. Derechin		Name: James Giallanza
Title: President and principal		Title: Treasurer and principal
executive officer		financial officer

Date: January 28, 2008